Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended	55 Months Ended	67 Months Ended
	Jun. 03, 2019 [1]	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Rule One Fund - Founders Class Shares
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,050	$ 11,255	$ 12,703	$ 11,580	$ 14,015	$ 16,316
Dow Jones Industrial Average Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	11,664	12,787	15,465	14,404	16,735	19,243
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,907	$ 14,098	$ 18,144	$ 14,858	$ 18,764	$ 23,459

[1]	Inception